Expense Example - Transamerica Stock Index	Dec. 31, 2025 USD ($)
R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 31
Expense Example, with Redemption, 3 Years	118
Expense Example, with Redemption, 5 Years	214
Expense Example, with Redemption, 10 Years	495
R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	$ 798